Basis of preparation - Disclosure of estimated useful lives for property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	33 years	33 years	33 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	40 years	40 years	40 years
Plant, machinery and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	2 years	2 years	2 years
Plant, machinery and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	25 years	25 years	25 years
Other assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	2 years	2 years	2 years
Other assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	34 years	34 years	34 years